Significant accounting policies - Additional details (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) segment	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Selling expenses
Advertising expenses	¥ 88,123	¥ 230,721	¥ 14,858
Shipping expenses	31,806	46,443	7,602
Subsidy income
Subsidy income	23,911	16,870	0
Employee benefits
Employee benefit expenses	¥ 23,649	16,113	1,793
Statutory reserves
Minimum percentage of general reserve fund	10.00%
Maximum percentage of general reserve fund	50.00%
Minimum percentage of statutory surplus fund	10.00%
Maximum percentage of statutory surplus fund	50.00%
Profit appropriation to statutory surplus fund	¥ 0	¥ 156	¥ 844
Segment reporting
Number of operating segment | segment	1
Number of reportable segment | segment	1